Cover	Feb. 16, 2026
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On February 17, 2026, T3 Defense Inc., a Delaware corporation (the “Company”), filed a Current Report on Form 8-K (the “Initial 8-K”) with the Securities and Exchange Commission (the “SEC”) to disclose that it had completed its acquisition of 51% of the outstanding equity capital of I.T.S. Industrial Tecno-logic Solutions Ltd. (“ITS”) on a fully diluted basis, pursuant to the previously disclosed Agreement, dated June 8, 2025, among Star Twenty Six Ltd., ITS and its controlling shareholder Gera Eron. This amendment to the Initial 8-K (this “Amendment”) amends the Initial 8-K to include the historical audited financial statements of ITS and the pro forma combined financial information required by Items 9.01(a) and 9.01(b) of Form 8-K that were excluded from the Initial 8-K in reliance on the instructions to such items.
Document Period End Date	Feb. 16, 2026
Entity File Number	001-39341
Entity Registrant Name	T3 DEFENSE INC.
Entity Central Index Key	0001787518
Entity Tax Identification Number	38-3912845
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	575 Fifth Avenue
Entity Address, Address Line Two	14th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
City Area Code	212
Local Phone Number	791-4663
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock, $0.0001 par value per share
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	DFNS
Security Exchange Name	NASDAQ
Warrants, each warrant exercisable for one Share of Common Stock for $92.00 per share
Title of 12(b) Security	Warrants, each warrant exercisable for one Share of Common Stock for $92.00 per share
Trading Symbol	DFNSW
Security Exchange Name	NASDAQ